ACQUISITIONS AND DIVESTITURES	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS AND DIVESTITURES
ACQUISITIONS
On December 8, 2023, the Company agreed to acquire Carrier Global Corporation's Global Access Solutions business in an all-cash transaction for $5.0 billion. The transaction is subject to regulatory review and approval and customary closing conditions. The transaction is expected to close by the end of the third quarter of 2024 and the business will be reported within the Building Automation reportable business segment.
On August 25, 2023, the Company acquired 100% of the outstanding equity interests of SCADAfence, a provider of operational technology and Internet of Things cybersecurity solutions for monitoring large scale networks, for total consideration of $52 million, net of cash acquired. The business is included in the Industrial Automation reportable business segment. The assets and liabilities acquired with SCADAfence are included in the Consolidated Balance Sheet as of December 31, 2023, including $17 million of intangible assets and $42 million of goodwill, which is not deductible for tax purposes. The purchase accounting is subject to final adjustment, primarily for the value of intangible assets, amounts allocated to goodwill, and tax balances.
On June 30, 2023, the Company acquired 100% of the outstanding equity interests of Compressor Controls Corporation, a turbomachinery services and controls company based in the United States, for total cash consideration of $673 million, net of cash acquired. The business is included in the Industrial Automation reportable business segment. The assets and liabilities acquired with Compressor Controls Corporation are included in the Consolidated Balance Sheet as of December 31, 2023, including $282 million of intangible assets and $350 million allocated to goodwill, which is deductible for tax purposes. The identifiable intangible assets primarily include customer relationships amortized over an estimated life of 15 years using an excess earnings amortization method. The purchase accounting is subject to final adjustment, primarily for the valuation of intangible assets, amounts allocated to goodwill, and tax balances.
On January 18, 2022, the Company acquired 100% of the issued and outstanding shares of US Digital Designs, Inc., a leading provider of technologies for first responders, for total consideration of $186 million. The business is included within the Building Automation reportable business segment. The Company finalized the evaluation for the fair value of all the assets and liabilities acquired with US Digital Designs, Inc. during the first quarter of 2023. Management recorded intangible assets of $53 million and allocated $129 million to goodwill, which is deductible for tax purposes.
On November 29, 2021, Honeywell Quantum Solutions, a wholly-owned subsidiary of Honeywell, and Cambridge Quantum Computing, a leading developer of quantum computing and quantum software, combined to form Quantinuum. Prior to closing the transaction, Honeywell held a 4.2% ownership interest in Cambridge Quantum Computing. As part of the business combination, Honeywell contributed an additional $270 million of cash and is the controlling majority-owner of Quantinuum, with an overall 54% ownership in the business. Assets and liabilities of Quantinuum are consolidated by Honeywell and included in the Consolidated Balance Sheet. The business is included within Corporate and All Other, which is not a reportable business segment. Upon close of the transaction, Honeywell recorded a non-cash adjustment of $460 million in Additional paid-in capital in the Consolidated Balance Sheet as the contribution of ownership interest in Honeywell Quantum Solutions and Cambridge Quantum Computing for the formation of Quantinuum. In addition, Honeywell recognized a gain of $22 million related to the fair value remeasurement of Honeywell's existing 4.2% ownership interest in Cambridge Quantum Computing, which was recorded in Other (income) expense in the Consolidated Statement of Operations. At close of the transaction, the fair value of Cambridge Quantum Computing's noncontrolling interest in Quantinuum was $419 million. In December 2021, Cambridge Quantum Computing contributed cash of $12 million to Quantinuum, increasing their noncontrolling interest and decreasing Honeywell's additional paid-in capital. In the fourth quarter of 2022, the Company completed its evaluation of the fair value of all the assets and liabilities acquired. Management recorded intangible assets of $90 million and allocated $945 million to goodwill, which is non-deductible for tax purposes.
On February 12, 2021, the Company acquired 100% of the shares outstanding of Sparta Systems, a leading provider of enterprise quality management software for the life sciences industry, for $1,303 million. The business is included within the Industrial Automation reportable business segment. The assets and liabilities acquired with Sparta Systems are included in the Consolidated Balance Sheet as of December 31, 2021, including $383 million of intangible assets and $1,011 million allocated to goodwill, which is non-deductible for tax purposes.
DIVESTITURES
During 2023, there were no significant divestitures individually or in the aggregate.
In conjunction with the wind down of the Company's businesses and operations in Russia (the Wind down), during 2022 the Company completed the sale of three entities domiciled in Russia in exchange for gross cash consideration of less than $1 million. The Company recognized a pre-tax gain of $22 million, which was recorded in Other (income) expense in the Consolidated Statement of Operations, driven by favorable foreign currency cumulative translation adjustment positions in the entities at the time of sale. The financial results of the entities were previously included in the historical Performance Materials and Technologies, Honeywell Building Technologies, and Safety and Productivity Solutions reportable business segments.
On March 15, 2021, the Company completed the sale of its retail footwear business in exchange for gross cash consideration of $230 million. The Company recognized a pre-tax gain of $95 million for the twelve months ended December 31, 2021, which was recorded in Other (income) expense. The retail footwear business was previously included in the historical